LEASES	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lessee, Operating Leases	Leases - Lessee
A lease is defined as a contract, or part of a contract, that conveys the right to control the use of identified property, plant or equipment for a period of time in exchange for consideration. For contracts where First Financial is a lessee, substantially all of those agreements are for real estate property for branches, ATM locations and office space.

Substantially all of the Company's leases are classified as operating leases, under Accounting Topic 842, operating lease agreements are required to be recognized on the Consolidated Balance Sheets as a ROU asset and a corresponding lease liability. The Company's right to use an asset over the life of a lease is recorded as a "right of use" asset in Accrued interest and other assets on the Consolidated Balance Sheet and was $54.3 million and $57.2 million at December 31, 2022 and 2021, respectively. Certain adjustments to the ROU asset may be required for items such as initial direct costs paid or incentives received. First Financial recorded a $64.5 million and $67.6 million lease liability in Accrued interest and other liabilities on the Consolidated Balance Sheet at December 31, 2022 and 2021, respectively.

The calculated amount of the ROU assets and lease liabilities are impacted by the length of the lease term and the discount rate used to calculate the present value of minimum lease payments. Regarding the discount rate, Topic 842 requires the use of the rate implicit in the lease whenever this rate is readily determinable. As this rate is rarely determinable, the Company utilizes its incremental borrowing rate at lease inception, on a collateralized basis, over a similar term.

Leases with an initial term of 12 months or less are not recorded on the balance sheet and First Financial recognizes lease expense for these leases on a straight-line basis over the term of the lease. Most leases include one or more options to renew, with renewal terms that can extend the lease term from one to 20 years or more. The exercise of renewal options on operating leases is at the Company's sole discretion, and certain leases may include options to purchase the leased property. If at lease inception, the Company considers the exercising of a renewal option to be reasonably certain, the Company will include the extended term in the calculation of the ROU asset and lease liability. First Financial does not enter into lease agreements which contain material residual value guarantees or material restrictive covenants.

Certain leases provide for increases in future minimum annual rental payments as defined in the lease agreements and leases generally also include real estate taxes and common area maintenance charges in the annual rental payments.
The components of lease expense for the years ended December 31, 2022, 2021 and 2020 were as follows:

(Dollars in thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Operating lease cost	$7,626	$7,425	$7,897
Short-term lease cost	8	108	142
Variable lease cost	2,827	2,621	2,532
Total operating lease cost	$10,461	$10,154	$10,571

Future minimum commitments due under these lease agreements as of December 31, 2022 are as follows:

(Dollars in thousands)	Operating leases
2023	$7,681
2024	7,321
2025	7,011
2026	6,736
2027	6,164
Thereafter	46,808
Total lease payments	81,721
Less: imputed interest	(17,244)
Total	$64,477

The weighted average lease term and discount rate for the Company's operating leases were as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
Operating leases
Weighted-average remaining lease term	13.1 years	13.9 years	15.1 years
Weighted-average discount rate	3.29%	3.25%	3.07%

Supplemental cash information at year end related to leases was as follows:

(Dollars in thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$7,824	$6,860	$8,196
ROU assets obtained in exchange for lease obligations
Operating leases	4,730	6,076	9,725